Equity share capital and share premium (Details Narrative)	12 Months Ended
	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Share based compensation equity instruments [member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares	1,844	1,844	1,844	1,844
Exercise price, equity instruments | (per share)	$ 1	₨ 73.14
Ordinary shares [member] | Capital 18 fin cap private limited [member] | Warrants [member]
Disclosure of classes of share capital [line items]
IFRS Class of Warrant or Right, Outstanding	569,768	569,768	569,768
Ordinary shares [member] | Pandara Trust Scheme One [Member] | Warrants [member]
Disclosure of classes of share capital [line items]
IFRS Class of Warrant or Right, Outstanding	172,635	172,635	172,635